Risk Management Section - Changes in gross carrying amounts and loan loss provision (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of financial assets [line items]
Opening balance	€ 878,985
Increase in loan loss provisions	1,998	€ 416
Closing balance	971,591		€ 878,985
-Loans [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Opening balance	869,284	846,244	846,244
New financial assets originated or purchased	95,280		180,605
Financial assets that have been derecognised	(70,747)		(136,849)
Net drawdowns and repayments	46,468		(19,686)
Write-offs	(433)		(1,030)
Closing balance	939,852		869,284
-Loans [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Opening balance	817,247	788,537	788,537
Transfer into 12-month ECL (Stage 1)	7,746		12,856
Transfer into lifetime ECL not credit impaired (Stage 2)	(33,528)		(21,577)
Transfer into lifetime ECL credit impaired (Stage 3)	(2,136)		(2,210)
New financial assets originated or purchased	95,280		180,605
Financial assets that have been derecognised	(65,966)		(126,082)
Net drawdowns and repayments	44,955		(14,880)
Write-offs			(1)
Closing balance	863,599		817,247
-Loans [member] | Gross carrying amount [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Opening balance	10,955	10,758	10,758
Transfer into 12-month ECL (Stage 1)	(346)		(277)
Transfer into lifetime ECL not credit impaired (Stage 2)	(420)		(805)
Transfer into lifetime ECL credit impaired (Stage 3)	4,280		3,964
Financial assets that have been derecognised	(551)		(1,659)
Net drawdowns and repayments	(9)		1
Write-offs	(433)		(1,027)
Closing balance	13,476		10,955
-Loans [member] | Gross carrying amount [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Opening balance	41,082	46,949	46,949
Transfer into 12-month ECL (Stage 1)	(7,401)		(12,579)
Transfer into lifetime ECL not credit impaired (Stage 2)	33,948		22,382
Transfer into lifetime ECL credit impaired (Stage 3)	(2,144)		(1,753)
Financial assets that have been derecognised	(4,230)		(9,108)
Net drawdowns and repayments	1,522		(4,807)
Write-offs			(2)
Closing balance	62,777		41,082
-Loans [member] | Provisions [member]
Disclosure of financial assets [line items]
Opening balance	4,646	4,568	4,568
Transfer into 12-month ECL (Stage 1)	(120)		(246)
Transfer into lifetime ECL not credit impaired (Stage 2)	426		320
Transfer into lifetime ECL credit impaired (Stage 3)	900		972
Net remeasurement of loan loss provision	797		242
New financial assets originated or purchased	146		205
Financial assets that have been derecognised	(182)		(402)
Changes in models/risk parameters			9
Increase in loan loss provisions	1,970		1,099
Write-offs	(433)		(1,031)
Recoveries of amounts previously written off	19		55
Foreign exchange and other movements	(89)		(45)
Closing balance	6,112		4,646
-Loans [member] | Provisions [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Opening balance	490	501	501
Transfer into 12-month ECL (Stage 1)	14		30
Transfer into lifetime ECL not credit impaired (Stage 2)	(50)		(73)
Transfer into lifetime ECL credit impaired (Stage 3)	(20)		(6)
Net remeasurement of loan loss provision	182		(77)
New financial assets originated or purchased	146		205
Financial assets that have been derecognised	(43)		(103)
Changes in models/risk parameters	0		15
Increase in loan loss provisions	230		(9)
Write-offs			(1)
Foreign exchange and other movements	(2)		(1)
Closing balance	717		490
-Loans [member] | Provisions [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Opening balance	3,275	3,141	3,141
Transfer into 12-month ECL (Stage 1)	(8)		(23)
Transfer into lifetime ECL not credit impaired (Stage 2)	(46)		(81)
Transfer into lifetime ECL credit impaired (Stage 3)	1,058		1,113
Net remeasurement of loan loss provision	261		283
Financial assets that have been derecognised	(73)		(137)
Changes in models/risk parameters			(8)
Increase in loan loss provisions	1,192		1,147
Write-offs	(433)		(1,028)
Recoveries of amounts previously written off	19		55
Foreign exchange and other movements	(70)		(41)
Closing balance	3,983		3,275
-Loans [member] | Provisions [member] | Not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Opening balance	881	€ 925	925
Transfer into 12-month ECL (Stage 1)	(126)		(253)
Transfer into lifetime ECL not credit impaired (Stage 2)	522		474
Transfer into lifetime ECL credit impaired (Stage 3)	(136)		(135)
Net remeasurement of loan loss provision	354		36
Financial assets that have been derecognised	(66)		(162)
Changes in models/risk parameters			2
Increase in loan loss provisions	548		(39)
Write-offs			(2)
Foreign exchange and other movements	(17)		(3)
Closing balance	€ 1,412		€ 881